Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through P&L (Detail: Text Values) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Net Interest Income [Abstract]
Net interest income related to government grants under the Targeted Longer-Term Refinancing Operations II (TLTRO II)-program	€ 23	€ 0	€ 46	€ 0